Other income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2023
Other income/(expenses), net
Schedule of other income/(expenses), net

	For the year ended 31 December
	2023	2022	2021
	USD	USD	USD
Waiver of creditor balances (Note 19)	18,765,248	—	—
Other income/(expenses)	68,929	99,898	(807)
Gain on sublease recognition	—	87,026	—
Recovery of balances	—	361,899	—
	18,834,177	548,823	(807)